Note 4 - Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

(4)  Investment Securities

 Amortized cost, gross unrealized gains and losses, and the estimated fair value by security type are as follows:

September 30, 2013:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for sale
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$22,382,475	$33,857	$(789,667)	$21,626,665
Residential collateralized mortgage obligations - GSE	4,031,094	165,347	-	4,196,441
Residential collateralized mortgage obligations - non-GSE	3,001,533	70,080	(18,950)	3,052,663
Residential mortgage backed securities - GSE	32,795,415	1,002,198	(458,845)	33,338,768
Obligations of State and Political subdivisions	22,231,752	174,056	(2,660,209)	19,745,599
Trust preferred debt securities - single issuer	2,468,135	-	(429,935)	2,038,200
Corporate Debt Securities	16,267,927	280,241	(27,393)	16,520,775
Restricted stock	1,013,100	-	-	1,013,100
Mutual fund	25,000	-	-	25,000
	$104,216,431	$1,725,779	$(4,384,999)	$101,557,211

September 30, 2013:	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Income	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity
U. S. Treasury securities obligations of U.S. and Government sponsored corporations (“GSE”) and agencies	$1,537,229	$-	$1,537,229	$14,416	$-	$1,551,645
Residential collateralized Mortgage obligations - GSE	15,701,290	-	15,701,290	578,336	-	16,279,626
Residential collateralized Mortgage obligations - non-GSE	11,234,867	-	11,234,867	329,988	(1,637)	11,563,218
Residential mortgage backed securities - GSE	67,487,280	-	67,487,280	869,664	(268,803)	68,088,141
Obligations of State and political subdivisions	50,960,864	-	50,960,864	1,405,225	(1,327,248)	51,038,841
Trust preferred debt securities - pooled	656,662	(500,944)	155,718	-	(8,311)	147,407
Corporate debt securities	3,495,674	-	3,495,674	21,729	-	3,517,403
	$151,073,866	$(500,944)	$150,572,922	$3,219,358	$(1,605,999)	$152,186,281

December 31, 2012:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for sale
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$29,384,595	$137,847	$(26,907)	$29,495,535
Residential collateralized mortgage obligations - GSE	6,349,310	283,355	-	6,632,665
Residential collateralized mortgage obligations - non-GSE	3,811,933	119,323	(7,074)	3,924,182
Residential mortgage backed securities - GSE	24,912,948	1,576,387	-	26,489,335
Obligations of State and Political subdivisions	20,793,222	375,416	(486,337)	20,682,301
Trust preferred debt securities - single issuer	2,466,009	-	(467,643)	1,998,366
Corporate Debt Securities	17,797,681	325,731	(23,131)	18,100,281
Restricted stock	2,493,300	-	-	2,493,300
Mutual fund	25,000	-	-	25,000
	$108,033,998	$2,818,059	$(1,011,092)	$109,840,965

December 31, 2012:	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Income	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity
Obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,073,957	$-	$3,073,957	$33,213	$-	$3,107,170
Residential collateralized mortgage obligations - GSE	19,660,625	-	19,660,625	1,021,556	-	20,682,181
Residential collateralized mortgage obligations- non-GSE	13,387,974	-	13,387,974	796,892	(289)	14,184,577
Residential mortgage backed securities - GSE	19,950,190	-	19,950,190	849,040	(944)	20,798,286
Obligations of State and Political subdivisions	42,815,706	-	42,815,706	3,039,935	-	45,855,641
Trust preferred debt securities - pooled	656,662	(500,944)	155,718	-	(9,638)	146,080
Corporate debt securities	16,983,730	-	16,983,730	84,443	(2,745)	17,065,428
	$116,528,844	$(500,944)	$116,027,900	$5,825,079	$(13,616)	$121,839,363

Restricted stock at September 30, 2013 and December 31, 2012 consisted of $998,100 and $2,478,300, respectively, of Federal Home Loan Bank of New York stock and $15,000 of Atlantic Central Bankers Bank stock.

The amortized cost and estimated fair value of investment securities at September 30, 2013, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Restricted stock is included in “Available for sale-Due in one year or less.”

September 30, 2013:	Amortized Cost	Fair Value
Available for sale
Due in one year or less
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$4,998,329	$5,004,300
Residential mortgage backed securities - GSE	19,397	20,034
Obligations of State and Political subdivisions	110,000	110,343
Corporate Debt Securities	510,694	512,930
Restricted Stock	1,013,100	1,013,100
Mutual Fund	25,000	25,000
	$6,676,520	$6,685,707
Due after one year through five years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$6,517,816	$6,520,515
Residential mortgage backed securities - GSE	4,431,874	4,370,765
Obligations of State and Political subdivisions	374,281	375,833
Corporate Debt Securities	14,671,579	14,942,705
	$25,995,550	$26,209,818
Due after five years through ten years
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$10,866,330	$10,101,850
Residential collateralized mortgage obligations - GSE	134,797	144,639
Residential mortgage backed securities - GSE	11,172,951	11,152,731
Obligations of State and Political Subdivisions	3,167,509	3,227,127
Corporate Debt Securities	-	-
	$25,341,587	$24,626,347
Due after ten years
Residential collateralized mortgage obligations - GSE	3,896,296	4,051,802
Residential collateralized mortgage obligations – non-GSE	3,001,534	3,052,663
Residential mortgage backed securities - GSE	17,171,193	17,795,238
Obligations of State and Political subdivisions	18,579,962	16,032,296
Trust Preferred Debt Securities - single issuer	2,468,135	2,038,200
Corporate Debt Securities	1,085,654	1,065,140
	$46,202,774	$44,035,339
Total	$104,216,431	$101,557,211

September 30, 2013:
Held to maturity
Due in one year or less
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$1,537,229	$1,551,645
Obligations of State and Political subdivisions	1,261,544	1,273,221
Corporate Debt Securities	3,495,674	3,517,403
	$6,294,447	$6,342,269

Due after one year through five years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$-	$-
Obligations of State and Political subdivisions	8,937,728	9,243,927
Corporate Debt Securities	-	-
	$8,937,728	$9,243,927

Due after five years through ten years
Residential collateralized mortgage obligations - GSE	85,440	86,388
Residential collateralized mortgage obligations - non-GSE	954,327	952,869
Residential mortgage backed securities - GSE	21,772,966	21,945,961
Obligations of State and Political subdivisions	20,751,372	21,459,490
	$43,564,105	$44,444,708
Due after ten years
Residential collateralized mortgage obligations - GSE	$15,615,850	$16,193,239
Residential collateralized mortgage obligations - non-GSE	10,280,540	10,610,348
Residential mortgage backed securities - GSE	45,714,314	46,142,180
Obligations of State and Political subdivisions	20,010,221	19,062,203
Trust Preferred Debt Securities - pooled	656,662	147,407
	$92,277,587	$92,155,377
Total	$151,073,866	$152,186,281

Gross unrealized losses on securities and the estimated fair value of the related securities aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2013 and December 31, 2012 are as follows:

		Less than 12 months		12 months or longer		Total
September 30, 2013	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies	3	$11,627,065	$(789,667)	$-	$-	$11,627,065	$(789,667)

Residential collateralized mortgage obligations – non-GSE	3	952,689	(1,637)	1,094,497	(18,950)	2,047,186	(20,587)

Residential mortgage backed securities - GSE	28	30,747,798	(727,648)	-	-	30,747,798	(727,648)

Obligations of State and Political Subdivisions	77	24,976,580	(3,987,457)	-	-	24,976,580	(3,987,457)

Trust preferred debt securities – single issuer	4	-	-	2,038,200	(429,935)	2,038,200	(429,935)

Trust preferred debt securities – pooled	1	-	-	147,407	(509,255)	147,407	(509,255)

Corporate Debt Securities	3	2,823,855	(27,393)	-	-	2,823,855	(27,393)

Total temporarily impaired securities	119	$71,127,987	$(5,533,802)	$3,280,104	$(958,140)	$74,408,091	$(6,491,942)

		Less than 12 months		12 months or longer		Total
December 31, 2012	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	1	$9,842,200	$(26,907)	$-	$-	$9,842,200	$(26,907)

Residential collateralized mortgageobligations – non-GSE	3	1,960,237	(4,516)	156,505	(2,847)	2,116,742	(7,363)

Residential mortgage backed securities GSE	2	3,989,675	(944)	-	-	3,989,675	(944)

Obligations of State and Political Subdivisions	37	12,794,007	(486,337)	-	-	12,794,007	(486,337)

Trust preferred debt securities – Single issuer	4	-	-	1,998,366	(467,643)	1,998,366	(467,643)

Trust preferred debt securities – Pooled	1	-	-	146,080	(510,582)	146,080	(510,582)

Corporate debt securities	5	3,176,328	(25,876)	-	-	3,176,328	(25,876)

Total temporarily impaired securities	53	$31,762,447	$(544,580)	$2,300,951	$(981,072)	$34,063,398	$(1,525,652)

U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies:  The unrealized losses on investments in these securities were caused by interest rate increases.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.  Because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Residential collateralized mortgage obligations and residential mortgaged-backed securities: The unrealized losses on investments in residential collateralized residential mortgage obligations and mortgage-backed securities were caused by interest rate increases. The contractual cash flows of these securities are guaranteed by the issuer, which are generally government or government sponsored agencies. It is expected that the securities would not be settled at a price less than the amortized cost of the investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Obligations of State and Political Subdivisions:  The unrealized losses on investments in these securities were caused by interest rate increases.  None of the issuers have defaulted on interest payments. It is expected that the securities would not be settled at a price less than the amortized cost of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Corporate debt securities:   The unrealized losses on investments in corporate debt securities were caused by interest rate increases.  None of the corporate issuers have defaulted on interest payments.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Trust preferred debt securities – single issuer:  The investments in these securities with unrealized losses are comprised of four corporate trust preferred securities that mature in 2027, all of which were single-issuer securities.   The contractual terms of the trust preferred securities do not allow the issuer to settle the securities at a price less than the face value of the trust preferred securities, which is greater than the amortized cost of the trust preferred securities.  None of the corporate issuers have defaulted on interest payments.  Because the decline in fair value is attributable to widening of interest rate spreads, the lack of an active trading market for these securities and, to a lesser degree, market concerns on the issuers’ credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Trust preferred debt security – pooled:  This trust preferred debt security was issued by a two issuer pool (Preferred Term Securities XXV, Ltd. co-issued by Keefe, Bruyette and Woods, Inc. and First Tennessee (“PreTSL XXV”), consisting primarily of financial institution holding companies.  During 2009, the Company recognized an other-than-temporary impairment charge of $864,727, of which $363,783 was determined to be a credit loss and charged to operations and $500,944 was recognized in other comprehensive income (loss) component of shareholders’ equity.

The primary factor used to determine the credit portion of the impairment loss to be recognized in the income statement for this security was the discounted present value of the projected cash flows where that present value of cash flows was less than the amortized cost basis of the security.  The present value of cash flows was developed using an EITF 99-20 model that considered performing collateral ratios, the level of subordination to senior tranches of the security, credit ratings of and projected credit defaults in the underlying collateral.

On a quarterly basis, management evaluates this security to determine if there is any additional other-than-temporary impairment (“OTTI”).  As of September 30, 2013, our evaluation was as follows:

a.

We obtained the PreTSL XXV Depository Institutions Issuer List as of September 30, 2013 from the FTN Financial Corp. (“FTN”) website and reviewed the financial ratios and capital levels of each individual financial institution issuer.

b.

We sorted the financial institutions on the issuer list to develop three “buckets” (or categories) for further deferred/default analysis based upon the indicated “Texas Ratio.”  The Texas Ratio is calculated by dividing the institution’s Non-Performing Assets plus loans 90 days past due by the combined total of Tangible Equity plus the Allowance for Loan Losses.  The three buckets consisted of those institutions with a Texas Ratio of:

(1) Above 100:

(2) 75 to 100:

(3) Below 75.

c.	We then applied the following asset specific deferral/default assumptions to each of these buckets:

(1) Above 100 – 100% default; 0% recovery;

(2) 75 to 100 – 100% deferred; 15% recovery at 2 years from initial date of deferral; and

(3) Below 75 – no deferral/default

d.	We then ran a cash flow projection to analyze the impact of future deferral/default activity by applying the following assumption on those institutions in bucket 3 of our analysis:

Defaults at 75 basis points applied annually; 15% recovery with a 2-year lag from the initial date of deferral.

Our rationale for these metrics is as follows:  (1) the FDIC lists the number of bank failures each year from 1934 – 2008; comparing bank failures to the number of FDIC institutions produces an annual average default rate of 36 basis points; given the continuing uncertain economic environment, we believe double this amount, or 75 basis points, to be an appropriate measurement for defaults; and (2) Standard & Poor’s published “Global Methodology for Rating Trust Preferred/Hybrid Securities Revised” on November 21, 2008.  This analysis uses a recovery assumption of 15%, which we also deem an appropriate measurement.

Our position is that it is appropriate to apply this future default factor in our analysis as it is not realistic to assume no adverse conditions will occur over the remaining 26 year stated maturity of this pooled security even though the individual institutions are currently performing according to terms.

e.

This September 30, 2013 projection of future cash flows produced a present value factor that exceeded the carrying value of the pooled trust preferred security; therefore, management concluded that no OTTI issues were present at September 30, 2013.

A number of factors or combinations of factors could cause management to conclude in one or more future reporting periods that an unrealized loss that exists with respect to PreTSL XXV constitutes an additional credit impairment.  These factors include, but are not limited to, failure to make interest payments, an increase in the severity of the unrealized loss, an increase in the continuous duration of the unrealized loss without an impairment in value or changes in market conditions and/or industry or issuer specific factors that would render management unable to forecast a full recovery in value.  In addition, the fair value of trust preferred securities could decline if the overall economy and the financial condition of the issuers continue to deteriorate and there remains limited liquidity for this security.

The following table sets forth information with respect to this security at September 30, 2013:

										Excess Subordination (2)
Security	Class	Amortized Cost	Fair Value	Unrealized (Loss) and OTTI	Percent of Underlying Collateral Performing	Percent of Underlying Collateral In Deferral (1)	Percent of Underlying Collateral In Default (1)	Expected Deferrals and Defaults as a % of Remaining Performing Collateral	Moody's S&P / Ratings	Amount	% of Current Performing Collateral
PreTSL XXV	B-1	$656,662	$147,407	$(509,255)	66.5%	10.9%	22.6%	14.0%	C/ NR	$108,000	21.0%

Notes to table above:

(1)

This percentage represents the amount of specific deferrals / defaults that have occurred, plus those that are known for the following quarters to the total amount of original collateral. Fewer deferrals / defaults produce a lower percentage.

(2)

"Excess subordination" amount is the additional defaults / deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield". This amount assumes that all currently performing collateral continues to perform.  A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity.  The "percent of underlying collateral performing" is the ratio of the "excess subordination amount" to current performing collateral - a higher percent means there is more excess subordination to absorb additional defaults / deferrals, and the better our security is protected from loss.

The Company regularly reviews the composition of the investment securities portfolio, taking into account market risks, the current and expected interest rate environment, liquidity needs, and its overall interest rate risk profile and strategic goals.

The following table presents a cumulative roll forward of the amount of other-than-temporary impairment  related to credit losses, all of which relate to PreTSL XXV, which have been recognized in earnings for debt securities held to maturity and not intended to be sold.

(in thousands)	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Balance at beginning of period	$364	$364
Change during the period	-	-
Balance at end of period	$364	$364

3.           Investment Securities

Amortized cost, gross unrealized gains and losses, and the estimated fair value by security type are as follows:

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available for sale-

U. S. Treasury securities and obligations of U.S. Government Sponsored corporations (“GSE”) and agencies	$29,384,595	$137,847	$(26,907)	$29,495,535
Residential collateralized mortgage obligations- GSE	6,349,310	283,355	0	6,632,665
Residential collateralized mortgage obligations- non GSE	3,811,933	119,323	(7,074)	3,924,182
Residential mortgage backed securities – GSE	24,912,948	1,576,387	0	26,489,335
Obligations of State and Political subdivisions	20,793,222	375,416	(486,337)	20,682,301

Trust preferred debt securities – single issuer	2,466,009	0	(467,643)	1,998,366
Corporate debt securities	17,797,681	325,731	(23,131)	18,100,281
Restricted Stock	2,493,300	0	0	2,493,300
Mutual fund	25,000	0	0	25,000
	$108,033,998	$2,818,059	$(1,011,092)	$109,840,965

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-

Obligations of U.S. Government sponsored corporations (“GSE”)	$3,073,957	$0	$3,073,957	$33,213	$0	$3,107,170
Residential collateralized mortgage obligations – GSE	19,660,625	0	19,660,625	1,021,556	0	20,682,181
Residential collateralized mortgage obligations-non-GSE	13,387,974	0	13,387,974	796,892	(289)	14,184,577
Residential mortgage backed securities – GSE	19,950,190	0	19,950,190	849,040	(944)	20,798,286
Obligations of State and Political subdivisions	42,815,706		42,815,706	3,039,935	0	45,855,641

Trust preferred debt securities – pooled	656,662	(500,944)	155,718	0	(9,638)	146,080
Corporate debt securities	16,983,730	0	16,983,730	84,443	(2,745)	17,065,428

	$116,528,844	$(500,944)	$116,027,900	$5,825,079	$(13,616)	$121,839,363

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available for sale-

U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$19,400,856	$71,833	$0	$19,472,689
Residential collateralized mortgage obligations - GSE	13,421,544	476,589	0	13,898,133
Residential collateralized mortgage obligations – non- GSE	4,177,115	143,480	(20,151)	4,300,444
Residential mortgage backed securities – GSE	40,655,157	2,032,059	(7)	42,687,209
Obligations of State and
Political subdivisions	5,366,145	339,747	(5,378)	5,700,514
Trust preferred debt securities – single issuer	2,463,296	0	(712,055)	1,751,241
Corporate debt securities	1,443,762	0	(7,818)	1,435,944
Restricted Stock	4,412,600	0	0	4,412,600
Mutual Fund	25,000	0	0	25,000

	$91,365,475	$3,063,708	$(745,409)	$93,683,774

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-

Obligations of U.S. Government sponsored corporations (“GSE”) and	$11,118,649	$0	$11,118,649	$59,571	$0	$11,178,220
Residential collateralized mortgage obligations – GSE	24,705,415	0	24,705,415	1,007,737	0	25,713,152
Residential collateralized mortgage obligations-non GSE	14,386,327	0	14,386,327	704,792	0	15,091,119
Residential mortgage backed securities – GSE	20,260,354	0	20,260,354	801,882	0	21,062,236
Obligations of State and Political subdivisions	46,820,985	0	46,820,985	2,848,587	(2,507)	49,667,065
Trust preferred debt securities - pooled	646,574	(500,944)	145,630	0	(142,122)	3,508
Corporate debt securities	25,037,063	0	25,037,063	85,701	(216,784)	24,905,980

	$142,975,367	$(500,944)	$142,474,423	$5,508,270	$(361,413)	$147,621,280

The carrying value and estimated fair value of investment securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Restricted stock is included in “Available for sale - Due in one year or less.”

	Amortized Cost	Fair Value
Available for sale-
Due in one year or less
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$7,014,714	$7,035,000
Residential mortgage backed securities-GSE	65,816	68,944
Corporate debt securities	1,414,280	1,425,259
Restricted stock	2,493,300	2,493,300
Mutual fund	25,000	25,000
	$11,013,110	$11,047,503

Due after one year through five years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$9,955,805	$10,057,800
Residential mortgage backed securities-GSE	269,875	289,069
Obligations of State and Political subdivisions	483,938	486,312
Corporate debt securities	15,296,993	15,595,542
	$26,006,611	$26,428,723

Due after five years through ten years
U.S. Treasury securities and obligations of US Government sponsored corporations (“GSE”) and agencies	$12,414,076	$12,402,735
Residential collateralized mortgage bligations-GSE	80,751	84,935
Residential mortgage backed securities-GSE	3,015,167	3,276,792
Obligations of State and Political subdivisions	2,701,112	2,963,440
	$18,211,106	$18,727,902

Due after ten years
Residential collateralized mortgage bligations-GSE	$6,268,559	$6,547,730
Residential collateralized mortgage bligations-non GSE	3,811,933	3,924,182
Residential mortgage backed securities-GSE	21,562,090	22,854,530
Obligations of State and Political subdivisions	17,608,172	17,232,549
Corporate debt securities	1,086,408	1,079,480
Trust preferred debt securities	2,466,009	1,998,366
	$52,803,171	$53,636,837

Total	$108,033,998	$109,840,965

Held to maturity-
Due in one year or less
Obligations of US Government sponsored orporations (“GSE”) and agencies	$1,500,345	$1,508,940
Obligations of State and Political subdivisions	2,865,631	2,894,143
Corporate debt securities	15,962,320	16,019,453
	$20,328,296	$20,422,536

Due after one year through five years
Obligations of US Government sponsored orporations (“GSE”) and agencies	$1,573,612	$1,598,230
Obligations of State and Political subdivisions	6,212,316	6,475,283
Corporate debt securities	1,021,410	1,045,975
	$8,807,338	$9,119,488

Due after five years through ten years
Residential collateralized mortgage bligations-GSE	$333,839	$340,078
Residential mortgage backed securities-GSE	3,359,153	3,494,362
Obligations of State and Political subdivisions	22,691,687	24,318,500
	$26,384,679	$28,152,940

Due after ten years
Residential collateralized mortgage bligations-GSE	$19,326,786	$20,342,103
Residential collateralized mortgage bligations-non GSE	13,387,974	14,184,577
Residential mortgage backed securities-GSE	16,591,037	17,303,924
Obligations of State and Political subdivisions	11,046,072	12,167,715
Trust preferred debt securities	656,662	146,080
	$61,008,531	$64,144,399

Total	$116,528,844	$121,839,363

Gross unrealized losses on securities and the estimated fair value of the related securities aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011 are as follows:

2012		Less than 12 months		12 months or longer		Total
	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Government sponsored corporations and agencies	1	$9,842,200	$(26,907)	$0	$0	$9,842,200	$(26,907)

Residential collateralized mortgage obligations-non-GSE	3	1,960,237	(4,516)	156,505	(2,847)	2,116,742	(7,363)

Residential mortgage backed securities GSE	2	3,989,675	(944)	0	0	3,989,675	(944)

Obligations of State and Political subdivisions	37	12,794,007	(486,337)	0	0	12,794,007	(486,337)

Trust preferred debt securities – Single issuer	4	0	0	1,998,366	(467,643)	1,998,366	(467,643)

Trust preferred debt securities – pooled	1	0	0	146,080	(510,582)	146,080	(510,582)

Corporate debt securities	5	3,176,328	(25,876)	0	0	3,176,328	(25,876)

Total temporarily impaired securities	53	$31,762,447	$(544,580)	$2,300,951	$(981,072)	$34,063,398	$(1,525,652)

2011		Less than 12 months		12 months or longer		Total
	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Residential collateralized mortgage obligations - Non-GSE	1	$0	$0	$251,723	$(20,151)	$251,723	$(20,151)

Residential mortgage backed securities GSE	1	5,280	(7)	0	0	5,280	(7)

Obligations of State and Political subdivisions	3	1,049,362	(7,885)	0	0	1,049,362	(7,885)

Trust preferred debt securities – single issue	4	0	0	1,751,241	(712,055)	1,751,241	(712,055)

Trust preferred debt securities – pooled	1	0	0	3,508	(643,066)	3,508	(643,066)

Corporate debt securities	25	13,668,246	(211,075)	666,956	(13,527)	14,335,202	(224,602)

Total temporarily impaired securities	35	$14,722,888	$(218,967)	$2,673,428	$(1,388,799)	$17,396,316	$(1,607,766)

                U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies: The Unrealized losses on investments in these securities were caused by interest rate increases.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.  Because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than temporarily impaired.

Residential collateralized mortgage obligations and residential mortgage-backed securities: The unrealized losses on investments in residential collateralized mortgage obligations and residential mortgage-backed securities were caused by interest rate increases. The contractual cash flows of these securities are guaranteed by the issuer, primarily government or government sponsored agencies. It is expected that the securities would not be settled at a price less than the amortized cost of the investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Obligations of State and Political Subdivisions:  The unrealized losses on investments in these securities were caused by interest rate increases.  It is expected that the securities would not be settled at a price less than the amortized cost of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Trust preferred debt securities – single issuer:  The investments in these securities with unrealized losses are comprised of four corporate trust preferred securities issued by two large financial institutions that mature in 2027.   The contractual terms of the trust preferred securities do not allow the issuer to settle the securities at a price less than the face value of the trust preferred securities, which is greater than the amortized cost of the trust preferred securities.  Both of the issuers continue to maintain investment grade credit ratings and neither has defaulted on interest payments.  Because the decline in fair value is attributable to the widening of interest rate spreads and the lack of an active trading market for these securities and, to a lesser degree, market concerns on the issuers’ credit quality, and because the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Corporate debt securities.  The unrealized losses on investments in corporate debt securities were caused by interest rate increases.  None of the corporate issuers have defaulted on interest payments.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these investments before a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Trust preferred debt securities-pooled:  This trust preferred debt security was issued by a two issuer pool (Preferred Term Securities XXV, Ltd. Co-issued by Keefe, Bruyette and Woods, Inc. and First Tennessee (“PRETSL XXV”), consisting primarily of financial institution holding companies.  During 2009, the Company recognized  an other-than-temporary impairment charge of $864,727, of which $363,783 was determined to be a credit loss and charged to operations and $500,944 was recognized in other comprehensive income (loss) component of shareholders’ equity.

The primary factor used to determine the credit portion of the impairment loss to be recognized in the income statement for this security was the discounted present value of projected cash flow where that present value of cash flow was less than the amortized cost basis of the security.  The present value of cash flow was developed using an EITF 99-20 model that considered performing collateral ratios, the level of subordination to senior tranches of the security, credit ratings of and projected credit defaults in the underlying collateral.

On a quarterly basis, management evaluates this security to determine if any additional other-than-temporary impairment is required.  As of December 31, 2012, our evaluation was as follows:

a.

We obtained the PRETSL XXV Depository Institutions Issuer List as of December 31, 2012 from the FTN Financial Corp. (“FTN”) website and reviewed the financial ratios and capital levels of each individual financial institution issuer.

b.

We sorted the financial institutions on the issuer list to develop three “buckets” (or categories) for further deferred/default analysis based upon the indicated “Texas Ratio.”  The Texas Ratio is calculated by dividing the institution’s Non-Performing Assets plus loans 90 days past due by the combined total of Tangible Equity plus the Allowance for Loan Losses.  The three buckets consisted of those institutions with a Texas Ratio of:

(1)	Above 100;

(2)	75 to 100; and

(3)	Below 75.

c.	We then applied the following asset specific deferral/default assumptions to each of these buckets:

(1)	Above 100 - 100% default; 0% recovery;

(2)	75 to 100 – 100% deferred; 15% recovery at 2 years from initial date of deferral; and

(3)	Below 75 – no deferral/default.

d.	We then ran a cash flow projection to analyze the impact of future deferral/default activity by applying the following assumption on those institutions in bucket (3) of our analysis:

●	Defaults at 75 basis points applied annually; 15% recovery with a 2-year lag from the initial date of deferral.

Our rationale for these metrics is as follows:  (1) The FDIC lists the number of bank failures each year from 1934 – 2008.  Comparing bank failures to the number of FDIC institutions produces an annual average default rate of 36 basis points. Given the continuing uncertain economic environment, we believe the doubling of this amount, or 75 basis points, to be an appropriate measurement for defaults; and (2) Standard & Poor’s published “Global Methodology for Rating Trust Preferred/Hybrid Securities Revised” on November 21, 2008.  This analysis uses a recovery assumption of 15%, which we also deem an appropriate measurement.

Our position is that it is appropriate to apply this future default factor in our analysis as it is not realistic to assume no adverse conditions will occur over the remaining 26-year stated maturity of this pooled security even though the individual institutions are currently performing according to terms.

e.

This December 31, 2012 projection of future cash flows produced a present value factor that exceeded the carrying value of the pooled trust preferred security; therefore, management concluded that no other-than-temporary impairment issues were present at December 31, 2012.

A number of factors could cause management to conclude in one or more future reporting periods that an unrealized loss that exists with respect to PRETSL XXV constitutes an additional credit impairment.  These factors include, but are not limited to, failure to make interest payments, an increase in the severity of the unrealized loss, an increase in the continuous duration of the unrealized loss without an impairment in value or changes in market conditions and/or industry or issuer specific factors that would render management unable to forecast a full recovery in value.  In addition, the fair value of trust preferred securities could decline if the overall economy and the financial condition of the issuers continue to deteriorate and there remains limited liquidity for this security.

The following table sets forth information with respect to this security at December 31, 2012:

										Excess Subordination (2)
Security	Class	Amortized Cost	Fair Value	Unrealized (Loss)	Percent of Underlying Collateral Performing	Percent of Underlying Collateral In Deferral (1)	Percent of Underlying Collateral In Default (1)	Expected Deferrals and Defaults as a % of Remaining Performing Collateral	Moody's / S&P Ratings	Amount	% of Current Performing Collateral

PreTSL XXV	B-1	$656,662	$146,080	$(510,582)	65.7%	15.6%	18.7%	14.1%	C/NR	$102,500,000	20.0%

Notes to table above:

(1)

This percentage represents the amount of specific deferrals / defaults that have occurred, plus those that are known for the following quarters to the total amount of original collateral. Fewer deferrals / defaults produce a lower percentage.

(2)

“Excess subordination” amount is the additional defaults / deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a “break in yield”. This amount assumes that all currently performing collateral continues to perform.  A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity.  The “percent of underlying collateral performing” is the ratio of the “excess subordination amount” to current performing collateral - a higher percentage means there is more excess subordination to absorb additional defaults / deferrals, and the better our security is protected from loss.

The Company regularly reviews the composition of the investment securities portfolio, taking into account market risks, the current and expected interest rate environment, liquidity needs, and its overall interest rate risk profile and strategic goals.